Financial Instruments	6 Months Ended
Jun. 30, 2017
Fair Value Disclosures [Abstract]
Financial Instruments

Financial Instruments

a.	Fair Value Measurements

For a description of how the Company estimates fair value and for a description of the fair value hierarchy levels, see note 13 to the Company’s audited consolidated financial statements filed with its Annual Report on the Form 20-F for the year ended December 31, 2016.

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis as well as the estimated fair value of the Company’s financial instruments that are not accounted for at the fair value on a recurring basis.

		June 30, 2017		December 31, 2016
	Fair Value Hierarchy Level	Carrying Amount Asset / (Liability) $	Fair Value Asset / (Liability) $	Carrying Amount Asset / (Liability) $	Fair Value Asset / (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1	88,635	88,635	94,907	94,907
Derivative instruments (note 7)
Interest rate swap agreements (1)	Level 2	2,744	2,744	3,143	3,143
Time-charter swap agreement (1)	Level 3	—	—	875	875
Stock purchase warrant	Level 3	—	—	287	287

Non-Recurring:
Investment in TIL (note 5b)	Level 1	19,266	19,266
Vessels held for sale (note 12)	Level 2	—	—	33,802	33,802

Other:
Advances to equity accounted investments	Note (2)	9,930	Note (2)	10,480	Note (2)
Long-term debt, including current portion	Level 2	(821,786)	(810,220)	(933,016)	(923,306)

(1)
The fair value of the Company’s interest rate swap agreements, time-charter swap agreement and forward freight agreements at June 30, 2017 excludes accrued interest expense which is recorded in accrued liabilities on the unaudited consolidated balance sheets.

(2)
The advances to equity accounted investments together with the Company’s investments in the equity accounted investments form the net aggregate carrying value of the Company’s interests in the equity accounted investments in these consolidated financial statements. The fair values of the individual components of such aggregate interests as at June 30, 2017 and December 31, 2016 were not determinable.

The Company entered into a time-charter swap agreement, now completed, for 55% of two Aframax equivalent vessels (see note 7). The fair value of this derivative agreement was the estimated amount that the Company would have received or paid to terminate the agreement at the reporting date, based on the present value of the Company’s projection of future Aframax spot market tanker rates, which were derived from current Aframax spot market tanker rates and estimated future rates, as well as an estimated discount rate.

Changes in fair value during the three and six months ended June 30, 2017 and 2016 for the Company’s time-charter swap agreement, which is described below and is measured at fair value on the recurring basis using significant unobservable inputs (Level 3), are as follows:

	Three Months Ended		Six Months Ended
	June 30, 2017	June 30, 2016	June 30, 2017	June 30, 2016
	$			$
Fair value asset - beginning of the period	402	—	875	—
Settlements	(360)	(126)	(1,106)	(126)
Realized and unrealized (loss) gain in earnings	(42)	1,471	231	1,471
Fair value asset - at the end of the period	—	1,345	—	1,345

The time-charter swap agreement expired in the three months ended June 30, 2017. The estimated fair value of the time-charter swap agreement as of June 30, 2016 was based upon an estimated average daily tanker rate of approximately $21,500 over the remaining duration of the contract.
During January 2014, the Company received a stock purchase warrant entitling it to purchase up to 750,000 shares of the common stock of TIL (see note 5b). The estimated fair value of the stock purchase warrant for the three and six months ended June 30, 2016 was determined using a Monte-Carlo simulation and is based, in part, on the historical price of common shares of TIL, the risk-free interest rate, vesting conditions and the historical volatility of comparable companies. In May 2017, the Company entered into a merger agreement with TIL. Under the terms of the agreement, warrants to purchase or acquire shares of common stock of TIL that have not been exercised as of the effective time of the merger, will be canceled. As a result, no value is recorded for this warrant in the Company's balance sheet at June 30, 2017 (see notes 5b and 7).
Changes in fair value during the three and six months ended June 30, 2017 and 2016 for the TIL stock purchase warrant, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), are as follows:

	Three Months Ended		Six Months Ended
	June 30, 2017	June 30, 2016	June 30, 2017	June 30, 2016
	$	$	$	$
Fair value at the beginning of the period	166	3,053	287	5,164
Unrealized loss included in earnings	(166)	(2,137)	(287)	(4,248)
Fair value at the end of the period	—	916	—	916

b.	Financing Receivables
The following table contains a summary of the Company’s financing receivables by type and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

			June 30, 2017	December 31, 2016
Class of Financing Receivable	Credit Quality Indicator	Grade	$	$
Advances to equity accounted investments	Other internal metrics	Performing	9,930	10,480
Total			9,930	10,480